Share-based plans	12 Months Ended
Dec. 31, 2020
Share-based plans
Share-based plans

20.    Share-based plans

The Company accounts for its share-based plans in accordance with IFRS 2 and has as of December 31, 2020, various share-based compensation plans, which may either be equity- or cash-settled.

Fresenius Medical Care AG & Co. KGaA long-term incentive plans during 2016–2020 (“Performance Shares”)

As of May 11, 2016, the issuance of stock options and Phantom Stock under the Fresenius Medical Care AG & Co. KGaA Long Term Incentive Program 2011 (“LTIP 2011”) terminated. Furthermore, as of January 1, 2019 the issuance of Performance Shares under the Fresenius Medical Care AG & Co. KGaA Long Term Incentive Plan 2016 (“LTIP 2016”) terminated. Additionally, the Management Board has approved and adopted the Fresenius Medical Care AG & Co. KGaA NxStage Long Term Incentive Plan (“NxStage LTIP”) for the management board and managerial staff members of NxStage in the course of the integration of NxStage into the Company. A grant has been made once in 2019. Furthermore, as of January 1, 2020 the issuance of Performance Shares under the Fresenius Medical Care Management Board Long Term Incentive Plan 2019 (“MB LTIP 2019”) is no longer possible.

In order to continue to enable the members of the Management Board, the members of the management boards of affiliated companies and managerial staff members to adequately participate in the long-term, sustained success of the Company, successor programs were introduced. For members of the Management Board, the Supervisory Board of Management AG has approved and adopted the Fresenius Medical Care Management Board Long Term Incentive Plan 2020 (“MB LTIP 2020”) effective January 1, 2020. For the members of the management boards of affiliated companies and managerial staff members, the Management Board has approved and adopted the Fresenius Medical Care AG & Co. KGaA Long Term Incentive Plan 2019 (“LTIP 2019”) effective January 1, 2019.

The LTIP 2016, the NxStage LTIP, the MB LTIP 2019, the LTIP 2019 and the MB LTIP 2020 are each variable compensation programs with long-term incentive effects which grant or granted so-called “Performance Shares”. Performance Shares are non-equity, cash-settled virtual compensation instruments which may entitle plan participants to receive a cash payment depending on the achievement of pre-defined performance targets further defined below as well as the Company’s share price development.

The following table provides an overview of these plans.

	MB LTIP 2020	LTIP 2019	MB LTIP 2019	NxStage LTIP	LTIP 2016
Eligible persons	Members of the Management Board	Other Plan participants	Members of the Management Board	Other Plan participants	Members of the Management Board and other plan participants
Grant in the years	2020–2023	2019–2021	2019	2019	2016–2018
Months in which a Grant may occur	November (2020), March (2021– 2023)(1)	July, December	July, December	February	July, December
(1)	If the appointment as a member of the Management Board comes into effect after the regular grant date in March, the grant date may differ.

For members of the Management Board, the Supervisory Board of Management AG will, in due exercise of its discretion and taking into account the individual responsibility and performance of each Management Board member, determine an initial value for each grant for any awards to Management Board members. For plan participants other than the members of the Management Board, such determination will be made by the Management Board. The initial grant value is determined in the currency in which the respective participant receives his or her base salary at the time of the grant. In order to determine the number of Performance Shares each plan participant receives, the respective grant value will be divided by the value per Performance Share at the time of the grant, which is mainly determined based on the average price of the Company’s shares over a period of thirty calendar days prior to the respective grant date.

The number of granted Performance Shares may change over the performance period of three years, depending on the level of achievement of the following: (i) revenue growth at constant currency (“Revenue Growth”), (ii) growth of the net income attributable to the shareholders of FMC-AG & Co. KGaA at constant currency (“Net Income Growth”) and (iii) return on invested capital (“ROIC”). For the LTIP 2019 exclusively, the level of achievement for Performance Shares granted in year 2019 may be subject to an increase if certain targets in relation to the second phase of the Company’s Global Efficiency Program (“GEP-II targets”) and in relation to the Free Cash Flow (“Free Cash Flow target”) are achieved.

Revenue, net income and ROIC are determined according to the Company’s consolidated reported and audited figures in Euro for the financial statements prepared in accordance with IFRS, applying the respective plan terms. Revenue Growth, Net Income Growth and the fulfillment of the GEP-II targets, for the purpose of the relevant plan, are determined at constant currency.

The performance targets to be applied for the fiscal year for Performance Shares granted in the fiscal year under the MB LTIP 2020 and under the LTIP 2019 are presented in the table below.

	Growth/ROIC	Target achievement	Weight
Performance target 1:	≤ 1%	0%
Revenue Growth	6%	100%	1/3
	≥ 11%	200%
Performance target 2:	≤ 0%	0%
Net Income Growth	5%	100%	1/3
	≥ 10%	200%
Performance target 3:	≤ 5.5%	0%
ROIC	6%	100%	1/3
	≥ 6.5%	200%

If Revenue Growth, Net Income Growth or ROIC range between these values, the respective degree of target achievement will be linearly interpolated between these values.

For Performance Shares granted throughout 2016 to 2019, an annual target achievement level of 100% will be reached for the Revenue Growth performance target if Revenue Growth is 7% in each individual year of the three-year performance period; Revenue Growth of 0% will lead to a target achievement level of 0% and the maximum target achievement level of 200% will be reached in case of Revenue Growth of at least 16%. If Revenue Growth ranges between these values, the degree of target achievement will be linearly interpolated between these values.

For Performance Shares granted throughout 2016 to 2019, an annual target achievement level of 100% for the Net Income Growth performance target will be reached if Net Income Growth is 7% in each individual year of the three-year performance period. In case of Net Income Growth of 0%, the target achievement level will also be 0%; the maximum target achievement of 200% will be reached in the case of Net Income Growth of at least 14%. Between these values, the degree of target achievement will be determined by means of linear interpolation.

For ROIC, an annual target achievement level of 100% will be reached if the target ROIC as defined for the applicable year is reached. For Performance Shares granted throughout 2016 to 2019, the target ROIC is 7.3% for 2016, 7.5% for 2017, 7.7% for 2018, 7.9% for 2019 and 8.1% for 2020. A target achievement level of 0% will be reached if the ROIC falls below the target ROIC for the applicable year by 0.2 percentage points or more, whereas the maximum target achievement level of 200% will be reached if the target ROIC for the respective year is exceeded by 0.2 percentage points or more. The degree of target achievement will be determined by means of linear interpolation if the ROIC ranges between these values. In case the annual ROIC target achievement level in the third year of a performance period for Performance Shares granted throughout years 2016 to 2019 is equal to or higher than the ROIC target achievement level in each of the two previous years of such performance period, the ROIC target achievement level of the third year is deemed to be achieved for all years of the applicable performance period.

For all plans, the achievement level for each of the three performance targets will be weighted annually at one-third to determine the yearly target achievement for each year of the three-year performance period. The level of overall target achievement over the three-year performance period will then be determined on the basis of the mean of these three average yearly target achievements. The overall target achievement can be in a range of 0% to 200%. For Performance Shares granted in fiscal year 2019 under the LTIP 2019, the overall target achievement shall be increased by 20 percentage points if the GEP-II targets achievement is 100%. Furthermore, the overall target achievement for Performance Shares granted in year 2019 under the LTIP 2019 shall be increased by 20 percentage points if the Free Cash Flow target achievement is 200%. In case of a GEP-II targets achievement between 0% and 100% and a Free Cash Flow target achievement between 0% and 200%, the increase of the overall target achievement will be calculated by means of linear interpolation. The overall target achievement shall not exceed 200%.

The number of Performance Shares granted to the plan participants at the beginning of the performance period will each be multiplied by the level of overall target achievement in order to determine the final number of Performance Shares.

For the MB LTIP 2020, the final number of Performance Shares is generally deemed earned three years after the day of a grant. The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty calendar days prior to the lapse of this vesting period. The respective resulting amount, which is capped in total at an amount equaling 400% of the grant value received by the participant, less taxes and contributions is paid over to a credit institution which uses it for the purchase of shares of the Company on the stock exchange. The shares acquired in this way are subject to a holding period of at least one year.

For plan participants of the LTIP 2019, the final number of Performance Shares is generally deemed earned three years after the day of a respective grant. The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty calendar days prior to the lapse of this vesting period. The respective resulting amount, which is capped in total at an amount equaling 400% of the grant value received by the participant, will then be paid to the plan participants as cash compensation.

For the MB LTIP 2019, the final number of Performance Shares is generally deemed earned four years after the day of a respective grant. The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty calendar days prior to the lapse of this vesting period. The resulting amount will then be paid to the plan participants as cash compensation.

For plan participants of the NxStage LTIP, the final number of Performance Shares granted in February 2019 is generally deemed earned in December 2022. The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty calendar days prior to the lapse of this vesting period. The resulting amount will then be paid to the plan participants as cash compensation.

For plan participants of the LTIP 2016, the final number of Performance Shares is generally deemed earned four years after the day of a grant. The number of such vested Performance Shares is then multiplied by the average Company share price over a period of thirty calendar days prior to the lapse of this vesting period. The resulting amount will then be paid to the plan participants as cash compensation.

During 2020, the Company awarded 159.607 Performance Shares under the MB LTIP 2020 at a measurement date weighted average fair value of €64.20 each and a total fair value of €10,247, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2020, the Company awarded 800,165 Performance Shares under the LTIP 2019 at a measurement date weighted average fair value of €64.06 each and a total fair value of €51,259, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2019, the Company awarded 114,999 Performance Shares under the MB LTIP 2019 at a measurement date weighted average fair value of €60.70 each and a total fair value of €6,980, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2019, the Company awarded 817,089 Performance Shares under the LTIP 2019 at a measurement date weighted average fair value of €62.16 each and a total fair value of €50,790, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2019, the Company awarded 55,978 Performance Shares under the NxStage LTIP at a measurement date weighted average fair value of €62.17 each and a total fair value of €3,480, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

During 2018, the Company awarded 632,804 Performance Shares under the LTIP 2016 including 73,315 Performance Shares to the members of the Management Board at a measurement date weighted average fair value of €51.99 each and a total fair value of €32,900, which will be revalued if the fair value changes. The total fair value will be amortized over the vesting period.

Fresenius Medical Care AG & Co. KGaA long-term incentive program 2011 (stock options and “Phantom Stock”)

On May 12, 2011, the 2011 SOP was established by resolution of the Company’s AGM. The 2011 SOP, together with the Phantom Stock Plan 2011, which was established by resolution of the General Partner’s Management and supervisory boards, forms the Company’s LTIP 2011. Under the LTIP 2011, participants were granted awards, which consisted of a combination of stock options and Phantom Stock. The final grant under the LTIP 2011 was made in December 2015. Awards under the LTIP 2011 were subject to a four-year vesting period. Vesting of the awards granted was subject to achievement of pre-defined performance targets. The 2011 SOP was established with a conditional capital increase up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00 per share.

Stock options granted under the LTIP 2011 have an eight-year term and can be exercised for the first time after a four-year vesting period. The exercise price of stock options granted under the LTIP 2011 shall be the average stock exchange price on the Frankfurt Stock Exchange of the Company’s shares during the 30 calendar days immediately prior to each grant date. Stock options granted under the LTIP 2011 to U.S. participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Stock options under the LTIP 2011 are not transferable by a participant or a participant’s heirs, and may not be transferred, pledged, assigned, or disposed of otherwise.

Phantom Stock awards under the LTIP 2011 entitled the holders to receive payment in euro from the Company upon exercise of the Phantom Stock. The payment per Phantom Stock in lieu of the issuance of such stock was based upon the share price on the Frankfurt Stock Exchange of one of the Company’s shares on the exercise date. Phantom Stock awards had a five-year term and could be exercised for the first time after a four-year vesting period. For participants who were U.S. taxpayers, the Phantom Stock was deemed to be exercised in any event in the month of March following the end of the vesting period.

New incentive bonus plan

Since January 1, 2020 and under the Company’s new compensation system, the issuance of awards under the New Incentive Bonus Plan (“NIBP”) is no longer possible. In 2019, the members of the Management Board were eligible for performance-related compensation that depended upon achievement of pre-defined targets. The targets were measured based on the adjusted net income growth attributable to the shareholders of FMC-AG & Co. KGaA at constant currency (”Adjusted Net Income Growth“), adjusted net cash provided by (used in) operating activities after capital expenditures, before acquisitions and investments (“Adjusted Free Cash Flow”) in percent of revenues and adjusted operating margin (“Adjusted Operating Margin“), and were derived from the comparison of targeted and actually achieved figures. Targets were divided into Company level targets and those to be achieved in individual regions and areas of responsibility.

Performance-related bonuses for 2019 consisted proportionately of a cash component and a cash-settled share-based component. Upon meeting the annual targets, the cash component for the year 2019 was paid in year 2020, after the consolidated financial statements for 2019 had been approved. The share-based component is subject to a three-year vesting period, although a shorter period may apply in special cases (e.g. occupational disability, retirement and employment contracts which were not extended by the Company). The amount of cash for the payment relating to the share-based component shall be based on the share price of Fresenius Medical Care AG & Co. KGaA ordinary shares upon exercise. For each of the members of the Management Board, the amount of the achievable pay component as well as of the allocation value of the cash-settled share-based compensation was capped.

Share-based compensation related to this plan for fiscal years ended 2020, 2019 and 2018 was €0,  €2,623 and €3,414, respectively.

Information on holdings under share-based plans

At December 31, 2020 and 2019, the members of the Management Board and plan participants other than the members of the Management Board held the following Performance Shares under the share-based plans:

Performance Shares
	2020			2019
	Members of the			Members of the
	Management	Other plan		Management	Other plan
	Board	participants	Total	Board	participants	Total
MB LTIP 2020	159,607	—	159,607	—	—	—
LTIP 2019	8,869	1,522,102	1,530,971	—	797,659	797,659
MB LTIP 2019	102,435	12,564	114,999	102,435	12,564	114,999
NxStage LTIP	—	40,530	40,530	—	45,007	45,007
LTIP 2016	135,473	947,133	1,082,606	211,878	1,747,142	1,959,020

Additionally, at December 31, 2020, the members of the Management Board held 465,308 stock options (December 31, 2019: 452,989) and plan participants other than the members of the Management Board held 2,735,766 stock options (December 31, 2019: 3,036,000) under the 2011 SOP.

Members of the Management Board did not hold any Phantom Stock under the LTIP 2011 as of December 31, 2020 (December 31, 2019: 23,336). Plan participants other than the members of the Management Board also did not hold any Phantom Stock under the LTIP 2011 as of December 31, 2020 (December 31, 2019: 311,650).

Additional information on share-based plans

The table below provides reconciliations for stock options outstanding at December 31, 2020, as compared to December 31, 2019 and 2018.

Transactions

		Weighted
		average
		exercise
	Options	price
Stock options for shares	(in thousands)	€
Balance at December 31, 2018	3,896	68.85
Granted	—	—
Exercised(1)	329	51.72
Forfeited	78	75.08
Balance at December 31, 2019	3,489	70.32
Granted	—	—
Exercised(2)	235	53.00
Expired	53	75.65
Balance at December 31, 2020	3,201	71.50
(1)	The average share price at the date of exercise of the options was €67.62.
(2)	The average share price at the date of exercise of the options was €71.75.

The following tables provide a summary of fully vested options outstanding and exercisable at December 31, 2020 and December 31, 2019, respectively:

Stock options 2020

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
Range of		average	average		average
exercise	Number	remaining	exercise	Number	exercise
prices	of	contractual	price	of	price
in €	options	life	in €	options	in €

45.01 - 50.00	630,870	1.44	49.91	630,870	49.91
50.01 - 55.00	—	—	—	—	—
55.01 - 60.00	31,080	1.92	58.63	31,080	58.63
60.01 - 65.00	—	—	—	—	—
65.01 - 70.00	—	—	—	—	—
70.01 - 75.00	—	—	—	—	—
75.01 - 80.00	2,539,124	2.58	77.03	2,539,124	77.03
	3,201,074	2.35	71.50	3,201,074	71.50

Stock options 2019

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
Range of		average	average		average
exercise	Number	remaining	exercise	Number	exercise
prices	of	contractual	price	of	price
in €	options	life	in €	options	in €

45.01 - 50.00	767,001	2.38	49.90	767,001	49.90
50.01 - 55.00	825	0.93	52.27	825	52.27
55.01 - 60.00	133,375	1.24	57.68	133,375	57.68
60.01 - 65.00	—	—	—	—	—
65.01 - 70.00	—	—	—	—	—
70.01 - 75.00	—	—	—	—	—
75.01 - 80.00	2,587,788	3.58	77.03	2,587,788	77.03
	3,488,989	3.23	70.32	3,488,989	70.32

During the fiscal years ended December 31, 2020, 2019, and 2018, the Company received cash of €12,445,  €17,014 and €43,508, respectively, from the exercise of stock options (see note 17). The intrinsic value of stock options exercised for the twelve-month periods ended December 31, 2020, 2019, and 2018 was €4,402, €5,231and €29,440, respectively.

The compensation expense related to equity-settled stock option programs was determined based upon the fair value on the grant date and the number of stock options granted which was recognized over the four-year vesting period. In connection with the 2011 SOP, the Company incurred compensation expense of €0, €1,992 and €6,713 for the fiscal years ended December 31, 2020, 2019 and 2018, respectively.

The compensation expense related to cash-settled share-based payment transactions is determined based upon the fair value at the measurement date and the number of Phantom Stock or Performance Shares granted which will be recognized over the vesting period. The compensation expense that the Company recognized for Performance Shares for the fiscal years ended December 31, 2020, 2019 and 2018, respectively, is presented in the table below.

Compensation expense related to cash-settled plans
in € THOUS
	2020	2019	2018
MB LTIP 2020	2,115	—	—
LTIP 2019	13,689	4,771	—
MB LTIP 2019	820	656	—
NxStage LTIP	513	572	—
LTIP 2016	21,864	30,304	4,152
LTIP 2011	1,894	5,724	(8,799)

Care Coordination stock incentive plans

In 2014, the Company established a subsidiary stock incentive plan for Sound. The Company divested its controlling interest in Sound on June 28, 2018 (see note 4 c) for information). For the years ended December 31, 2020 and 2019, the Company did not record stock compensation expense associated with the Sound subsidiary stock incentive plan (2018: €87,157).